Liquidity, Going Concern, and Restatement (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Liquidity, Going Concern, and Restatement [Abstract]
Schedule of Impact of the Restatement

The impact of the restatement on the balance sheets, statements of operations, and statements of cash flows as of and for the three months ended March 31, 2024 is presented below.

	March 31, 2024
Unaudited Condensed Consolidated Balance Sheets	As Reported	Adjustments	As Restated
Prepaid expense and other current asset	$159,602	$223,707	$383,309
Property and equipment, net	7,949,150	(7,400,000)	549,150
Prepayment for asset acquisition	-	691,900	691,900
Total Assets	14,460,402	(6,484,392)	7,976,010

Accrued expenses and other current liabilities	4,050,845	(605,178)	3,445,667
Convertible notes payable – third parties, net	842,567	29,769	872,336
Due to related parties	301,972	89,502	391,474
Current Liabilities	6,633,614	(455,908)	6,177,706
Total Liabilities	6,973,447	(455,908)	6,517,539

Additional paid-in capital	86,029,237	(9,025,036)	77,004,201
Total stockholders’ equity	7,792,076	(6,092,525)	1,699,551
Noncontrolling interest	(305,121)	64,040	(241,081)
Total Equity	7,486,955	(6,028,485)	1,458,470
Total Liabilities and Equity	$14,460,402	$(6,484,393)	$7,976,009

	Three Months Ended March 31, 2024
Unaudited Condensed Consolidated Statements of Operations	As Reported	Adjustments	As Restated
Selling, general and administrative expenses	$831,257	$(92,771)	$738,486
Stock based compensation	2,544,995	(513,364)	2,031,631
Interest expenses	(684,683)	503,007	(181,676)
Net loss attributable to noncontrolling interests	(48,043)	(45,425)	(93,468)
Net loss	(3,981,019)	1,053,352	(2,927,667)
Basic and diluted net loss per common share	$(0.40)	$0.11	$(0.29)

	Three Months Ended March 31, 2024
Unaudited Condensed Consolidated Statements of Cash Flows	As Reported	Adjustments	As Restated
Net loss	$(3,981,019)	$1,053,355	$(2,927,664)
Stock-based compensation	2,544,995	(513,364)	2,031,631
Other non-cash income and expenses	672,016	(495,736)	176,280
Accrued expenses and other current liabilities	354,465	(398,070)	(43,605)
Due to related parties	128,840	(128,840)	-
Net cash used in operating activities	(602,001)	(353,815)	(955,816)
Due to related parties*	-	(217,981)	(217,981)

Net cash provided by financing activities	805,006	119,141	924,147
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(260,783)	234,674	(26,109)

Issuance of common stock for conversion of debt	$681,000	$213,426	$467,574

*	Due to related parties previously reported amount was reclassified to financing activities based on current year’s presentation.

The impact of the restatement on the balance sheets, statements of operations, and statements of cash flows as of and for the year ended December 31, 2023 is presented below.

	December 31, 2023
Consolidated Balance Sheets	As Reported	Adjustments	As Restated
Property and equipment, net	$7,969,278	$(7,400,000)	$569,278
Prepayment for asset acquisition	-	691,900	691,900
Total Assets	14,492,599	(6,708,100)	7,784,499

Accrued expenses and other current liabilities	3,696,380	(148,028)	3,548,352
Convertible notes payable – third parties, net	569,456	317,066	886,522
Due to related parties	173,132	361	173,493
Current Liabilities	5,932,490	169,399	6,101,889
Total Liabilities	6,361,627	169,399	6,531,026

Additional paid-in capital	82,636,966	(8,658,586)	73,978,380
Total stockholders’ equity	8,388,050	(6,833,940)	1,554,110
Noncontrolling interest	(257,078)	(43,559)	(300,637)
Total Equity	8,130,972	(6,877,499)	1,253,473
Total Liabilities and Equity	$14,492,599	$(6,708,100)	$7,784,499

	Year Ended December 31, 2023
Consolidated Statements of Operations	As Reported	Adjustments	As Restated
Stock based compensation	$1,635,708	$(1,449,775)	$185,933
Interest expenses	(2,493,340)	1,179,669	(1,313,671)
Net loss attributable to noncontrolling interests	(394,632)	(98,162)	(492,794)
Net loss	(10,910,288)	2,629,444	(8,280,844)
Basic and diluted net loss per common share	$(2.43)	$0.63	$(1.80)

	Year Ended December 31, 2023
Consolidated Statements of Cash Flows	As Reported	Adjustments	As Restated
Net income (loss)	$(10,910,288)	$2,629,444	$(8,280,844)
Stock-based compensation	1,635,708	(1,449,775)	185,933
Other non-cash income and expenses	2,413,746	(1,169,501)	1,244,245
Accrued expenses and other current liabilities	786,793	(148,031)	638,762
Due to related parties	(186,860)	186,860	-
Net cash used in operating activities	(4,235,845)	(48,997)	(4,186,848)
Due to related parties*	-	(186,499)	(186,499)
Proceeds from subsidiary’s executive contribution	-	137,500	137,500
Net cash provided by financing activities	3,918,960	(48,999)	3,869,961
Effect of exchange rate changes on cash and cash equivalents and restricted cash	2,125-	(2)	2,123
Purchase of Property and equipment by issuing common stock to a third party	7,400,000	(7,400,000)	-
Prepayment for asset acquisition by issuing common stock to a third party	-	691,600	691,900
Issuance of common stock for conversion of debt	$3,306,112	$(1,519,426)	$1,786,686

*	Due to related parties previously reported amount was reclassified to financing activities based on current year’s presentation.